Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000027306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000027306 [Member] | Hanwha Aerospace Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027306 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027306 [Member] | HDFC Bank Ltd ADR India [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027306 [Member] | Aristocrat Leisure Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027306 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027306 [Member] | HD Hyundai Electric Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027306 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027306 [Member] | Xiaomi Corp Class B China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027306 [Member] | NetEase Inc ADR China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027306 [Member] | Eternal Ltd India [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027306 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000027306 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027306 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027306 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000027306 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000027306 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027306 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027306 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027306 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027306 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027306 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	31.50%
C000027306 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.40%
C000027306 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.30%
C000027306 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.20%
C000027306 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027306 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027306 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.80%
C000027306 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027306 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000027306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027306 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000027305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000027305 [Member] | Hanwha Aerospace Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000027305 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027305 [Member] | HDFC Bank Ltd ADR India [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027305 [Member] | Aristocrat Leisure Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027305 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027305 [Member] | HD Hyundai Electric Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027305 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000027305 [Member] | Xiaomi Corp Class B China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027305 [Member] | NetEase Inc ADR China [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027305 [Member] | Eternal Ltd India [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027305 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000027305 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000027305 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027305 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000027305 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000027305 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027305 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027305 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000027305 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027305 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027305 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	31.50%
C000027305 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.40%
C000027305 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.30%
C000027305 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	20.20%
C000027305 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027305 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027305 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.80%
C000027305 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027305 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000027305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027305 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000027310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000027310 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027310 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027310 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027310 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027310 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | FHLMC 4 500 12 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027310 [Member] | FHLMC 5 500 07 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027310 [Member] | FHLMC 2 000 03 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027310 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027310 [Member] | FHLMC 3 000 04 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027310 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000027310 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027310 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000027310 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000027310 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000027310 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000027310 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000027310 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027310 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027310 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000027310 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027310 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000027310 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000027310 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027310 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000125498 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125498 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125498 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125498 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125498 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | FHLMC 4 500 12 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125498 [Member] | FHLMC 5 500 07 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125498 [Member] | FHLMC 2 000 03 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125498 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125498 [Member] | FHLMC 3 000 04 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125498 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000125498 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125498 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000125498 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000125498 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000125498 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000125498 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000125498 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000125498 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125498 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000125498 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125498 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000125498 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000125498 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125498 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%